Segment information - Summary of Operating Results by Geographical Areas (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of geographical areas [line items]
Turnover	€ 50,503	€ 52,479	[1]	€ 51,680	[1]
Non-current assets	44,732	53,541		51,084
United Kingdom
Disclosure of geographical areas [line items]
Turnover	2,226	2,202		2,106
Non-current assets	3,575	3,830		3,567
United States of America
Disclosure of geographical areas [line items]
Turnover	10,497	10,393		10,315
Non-current assets	16,807	19,715		18,205
India
Disclosure of geographical areas [line items]
Turnover	6,217	6,492		6,516
Non-current assets	5,444	6,700		6,436
Others
Disclosure of geographical areas [line items]
Turnover	31,563	33,392		32,743
Non-current assets	€ 18,906	€ 23,296		€ 22,876

[1]	The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).